Employee Benefit Plans and Postretirement Benefits - Net Periodic Benefit Cost Recognized in Net Income and Other Changes in Plan Assets and Benefit Obligations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Benefit adjustments included in other comprehensive (income) loss:
Currency translation adjustments and other	$ (319)	$ 359	$ (125)
Total recognized in other comprehensive (income) loss	81	(191)	337
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	80	85	75
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial losses (gains)	204
Amortization of actuarial losses	(76)
Currency translation adjustments and other	(90)
Total recognized in other comprehensive (income) loss	38
Total recognized in comprehensive loss	118
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	51	65	46
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial losses (gains)	(39)
Amortization of actuarial losses	(15)
Amortization of prior service (cost) credit	4
Total recognized in other comprehensive (income) loss	(50)
Total recognized in comprehensive loss	1
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	25	$ 14	$ 44
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial losses (gains)	21
Amortization of actuarial losses	(8)
Amortization of prior service (cost) credit	1
Total recognized in other comprehensive (income) loss	14
Total recognized in comprehensive loss	$ 39